Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Details
Registrant Name	Dogness (International) Corp
Registrant CIK	0001707303
SEC Form	20-F
Period End date	Jun. 30, 2018
Fiscal Year End	--06-30
Trading Symbol	DOGZ
Number of common stock shares outstanding	15,000,000
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Well-known Seasoned Issuer	No
Shell Company	false
Emerging Growth Company	true
Ex Transition Period	false
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY